UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23205

FS Energy Total Return Fund

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Energy Total Return Fund

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments.

FS Energy Total Return Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The Fund’s unaudited schedule of investments as of January 31, 2018 is set forth below:

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FS Energy Total Return Fund

Unaudited Schedule of Investments

As of January 31, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Master Limited Partnerships—30.5%
Andeavor Logistics LP		Midstream	22,590	$1,102	$1,168
Delek Logistics Partners, LP		Midstream	25,860	762	841
Energy Transfer Partners, L.P.		Midstream	85,700	1,626	1,717
Hess Midstream Partners LP		Midstream	28,690	582	625
Noble Midstream Partners LP	(e)	Midstream	30,850	1,495	1,734
Spectra Energy Partners, LP		Midstream	29,190	1,222	1,248
Tallgrass Energy Partners, LP		Midstream	4,500	223	198
Western Gas Partners, LP		Midstream	30,140	1,530	1,515
Westlake Chemical Partners LP	(e)	Downstream	16,440	363	398
Total Master Limited Partnerships				8,905	9,444
Common Equity—73.6%
AltaGas Ltd.	(e) (f)	Midstream	53,980	1,242	1,210
Antero Midstream GP LP	(e)	Midstream	33,050	650	696
BP p.l.c., ADR	(e)	Upstream	27,050	973	1,157
Enbridge Energy Management, L.L.C.	(e)	Midstream	140,058	2,088	1,919
EnLink Midstream, LLC	(e)	Midstream	67,120	1,152	1,248
Hoegh LNG Partners LP		Midstream	73,560	1,411	1,350
Kinder Morgan Canada Ltd.	(e) (f)	Midstream	58,823	742	805
Kinder Morgan, Inc.	(e)	Midstream	26,900	570	484
Macquarie Infrastructure Corp.	(e)	Midstream	30,550	2,169	2,027
Occidental Petroleum Corp.	(e)	Upstream	15,210	952	1,140
ONEOK, Inc.	(e)	Midstream	31,090	1,676	1,830
Pembina Pipeline Corp.	(e) (f)	Midstream	33,212	1,132	1,132
Plains GP Holdings, L.P., Class A Shares	(e)	Midstream	82,120	2,007	1,747
Royal Dutch Shell plc, Class B Shares, ADR	(e)	Upstream	27,550	1,598	1,982
Targa Resources Corp.	(e)	Midstream	20,470	1,036	983
The Williams Companies, Inc.	(e)	Midstream	61,530	1,827	1,931
TOTAL S.A., ADR	(e)	Upstream	19,340	1,017	1,123
Total Common Equity				22,242	22,764

Portfolio Company(a)			Principal Amount(b)	Amortized Cost	Fair Value(c)
Fixed Income—19.5% (d)
Exterran Energy Solutions, L.P., 8.1%, 5/1/2025	(e)	Service & Equipment	1,337	1,392	1,462
Extraction Oil & Gas, Inc., 7.4%, 5/15/2024	(e)	Upstream	1,100	1,141	1,189
Gulfport Energy Corp., 6.4%, 5/15/2025	(e)	Upstream	1,100	1,095	1,124
Jones Energy Holdings LLC, 9.3%, 3/15/2023	(e)	Upstream	300	300	228
Jupiter Resources Inc., 8.5%, 10/1/2022	(e)	Upstream	800	694	491
Weatherford International Ltd., 9.9%, 3/1/2039	(e)	Service & Equipment	1,400	1,515	1,521
Total Fixed Income				6,137	6,015
TOTAL INVESTMENTS—123.6%				$37,284	$38,223

See notes to unaudited schedule of investments.

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FS Energy Total Return Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2018

(in thousands, except share and per share amounts)

Liabilities in excess of other assets—(23.6)%	(7,309)
Net Assets—100.0%	$30,914

Shares outstanding at period end (Class A)	209,290
Net asset value per common share at period end (Class A)	$12.58
Shares outstanding at period end (Class I)	2,241,234
Net asset value per common share at period end (Class I)	$12.59
Shares outstanding at period end (Class T)	5,412
Net asset value per common share at period end (Class T)	$12.59

ADR – American Depositary Receipt

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	Fair value is determined by the Fund’s board of trustees. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements. Investments are classified as Level 1 in the Fund’s fair value hierarchy unless otherwise noted.
(d)	Investments classified as Level 3 in the Fund's fair value hierarchy whereby fair value was determined by the Fund’s board of trustees.
(e)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. ("BNP"). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing the prime brokerage facility with BNP. As of January 31, 2018, there were no securities rehypothecated by BNP.
(f)	Investment denominated in Canadian dollars. Cost is converted into U.S. dollars on purchase date and fair value is converted into U.S. dollars as of January 31, 2018.

See notes to unaudited schedule of investments.

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FS Energy Total Return Fund

Notes to Unaudited Schedule of Investments

As of January 31, 2018

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended October 31, 2017.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of January 31, 2018:

	January 31, 2018
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Master Limited Partnerships	$8,905	$9,444	25%
Common Equity	22,242	22,764	59%
Fixed Income	6,137	6,015	16%
Total	$37,284	$38,223	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums, accretion of discounts, and/or tax-basis return of capital as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of January 31, 2018, the Fund was not deemed to “control” any of its portfolio companies, and was not deemed to be an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of January 31, 2018:

	January 31, 2018
Industry Classification	Fair Value	Percentage of Portfolio
Upstream	$8,434	22%
Midstream	26,408	69%
Downstream	398	1%
Service & Equipment	2,983	8%
Total	$38,223	100%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

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FS Energy Total Return Fund

Notes to Unaudited Schedule of Investments (continued)

As of January 31, 2018

(in thousands)

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of January 31, 2018, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	January 31, 2018
Level 1 - Price quotations in active markets	$32,208
Level 2 - Significant other observable inputs	—
Level 3 - Significant unobservable inputs	6,015
$38,223

The following is a reconciliation for the three months ended January 31, 2018 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Fixed Income
Fair value at beginning of period	$4,618
Accretion of discount (amortization of premium)	2
Net change in unrealized appreciation (depreciation)	21
Purchases	1,374
Net transfers in or out of Level 3	—
Fair value at end of period	$6,015

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$21

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Item 2.	Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Fund’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Energy Total Return Fund

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
(Principal Executive Officer)
	Date:	March 21, 2018

By:	/s/ EDWARD T. GALLIVAN, JR.
	Name:	Edward T. Gallivan, Jr.
	Title:	Chief Financial Officer
(Principal Financial Officer)
	Date:	March 21, 2018